Concentrations, Risk and Uncertainties	12 Months Ended
Dec. 31, 2012
Concentrations, Risk and Uncertainties [Abstract]
CONCENTRATIONS, RISK AND UNCERTAINTIES
NOTE 15 – CONCENTRATIONS, RISK AND UNCERTAINTIES

As at December 31, 2012, there is no accounts receivable due from customers. The Company did not have any concentrations of business for both customers and suppliers for the year ended December 31, 2012 due to the minimal operations.

Credit risk on cash and cash equivalents – The Company maintains its cash and cash equivalents in accounts with major financial institutions in the United States of America and the PRC, in the form of demand deposits and money market accounts. Deposits in banks may exceed the amounts of federal deposit insurance provided on such deposits. As of December 31, 2012 the Federal Deposit Insurance Corporation insured balances in bank accounts up to $250,000. At December 31, 2012, the uninsured balances amounted to approximately $1.9 million. The Company has not experienced any losses on its deposits of cash and cash equivalents.